Loans and financings (Details 2) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	$ 1,221,571
BNDES	175,359
Export credit notes (i)	122,148
Debentures (i)	122,124
Other	64,782
Total	1,705,984
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	18,969
BNDES	28,290
Export credit notes (i)	938
Debentures (i)	4,595
Other	2,623
Total	55,415
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(1,132)
BNDES	18,810
Export credit notes (i)	29,514
Debentures (i)	(185)
Other	2,432
Total	49,439
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	110,050
BNDES	18,810
Export credit notes (i)	(487)
Debentures (i)	(185)
Other	52,432
Total	180,620
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(953)
BNDES	13,665
Export credit notes (i)	92,183
Debentures (i)	(185)
Other	2,432
Total	107,142
Later than five years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	(953)
BNDES	13,665
Export credit notes (i)
Debentures (i)	118,084
Other	2,432
Total	133,228
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Eurobonds – USD (i)	1,095,590
BNDES	82,119
Export credit notes (i)
Debentures (i)
Other	2,431
Total	$ 1,180,140